LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
Year	Amount

2025	$47
2026	107
2027	138
2028	61
2029	4
Thereafter (through 2033)	299
Total	$656